Property, Equipment and Leasehold Improvement, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, equipment and leasehold improvement, net [Abstract]
Schedule of Property, Equipment and Leasehold Improvement, Net	The following is a summary of property, equipment and leasehold improvement, net:
	December 31, 2022	December 31, 2023
	RMB	RMB
Leasehold improvement	3,621	3,697
Furniture and office equipment	1,386	1,569
Electronic equipment and others	4,246	4,179
Total property, equipment and leasehold improvement	9,253	9,445
Less: accumulated depreciation	(7,082)	(7,778)
Property, equipment and leasehold improvement, net	2,171	1,667